STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock warrants (Details) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants expiration term	2 years 8 months 12 days	3 years 8 months 12 days
Warrants exercise price	$ 2.87	$ 2.87